GENERAL INFORMATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 06, 2010
Disclosure of general information about financial statements [Abstract]
Number of shares authorised (in shares)	3,500,000,000	3,500,000,000	3,500,000,000
Par value per share (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Number of shares issued (in shares)	2,004,743,442	2,004,743,442	2,004,743,442
Difference between historical carrying amounts of assets and value at which assets were contributed				$ 4.0
Tax reserve	$ 5.2	$ 5.8